Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders Equity Note Abstract
Stock option activity

Stock option activity for 2016 and 2015 is as follows:

	Stock Option Activity under the Plans
				Weighted Average
		Exercise Price per	Weighted Average	Remaining Life
	Stock Options	Share	Exercise Price	(Years)
Outstanding at December 31, 2014	17,577	$19.84 - $3,921.92	$378.08	8.83
Granted	32,765	19.04	19.04
Forfeited	(3,121)	19.04 - 2,713.60	480.16

Outstanding at December 31, 2015	47,221	19.04 - 3,921.92	$122.40	8.95

Granted	—	—	—
Forfeited	(5,865)	$19.04 - $545.28	23.95

Outstanding at December 31, 2016	41,356	$19.84 - $3,788.80	$135.77	7.90

Exercisable at December 31, 2016	26,774	$19.04 - $3,788.80	$199.31	7.63

Assumptions used to determine estimated fair value of stock options granted the following assumptions for option grants during the year ended December 31, 2015. There were no option grants during the year ended December 31, 2016:

Year ended December 31, 2015
Weighted average risk-free interest rates	1.82%
Weighted average expected volatility	97.70%
Dividend yield	—
Weighted average expected option term (in years)	5.15
Weighted average grant date fair value	$0.89

Summary of non-vested options

A summary of the Company’s non-vested options to purchase shares as of December 31, 2016 and changes during the year ended December 31, 2016 and December 31, 2015 are presented below:

	Non-Vested Options
		Weighted
	Number of	Average
	Options	Exercise Price
Non-vested at January 1, 2015	14,116	$332.16
Granted	32,765	28.48
Vested	(9,994)	421.60
Forfeited	(1,416)	574.72

Non-vested at December 31, 2015	35,471	$22.55
Granted	—	—
Vested	(15,671)	26.85
Forfeited	(5,218)	19.23

Non-vested at December 31, 2016	14,582	$19.11

Summary of restricted stock activity

A summary of the Company’s restricted stock activity as of December 31, 2016 and changes during the year ended December 31, 2016 and December 31, 2015 are presented below:

	Restricted Stock Activity
		Weighted
		Average
	Number	Grant Date
	of Shares	Fair Value
Non-vested at January 1, 2015	1,857	$269.44
Granted	36,000	41.60
Vested	(1,854)	217.60
Forfeited	(8)	54.40

Non-vested at December 31, 2015	35,995	$19.04
Granted	4,687	4.32
Vested	(19,189)	15.44
Forfeited	(2,500)	19.04

Non-vested at December 31, 2016	18,993	$19.04

Summary of warrant activity

The Company issued warrants as part of its offerings in 2013, 2015, and 2016, as well as part of its issuance of convertible notes in 2016. A summary of warrant activity is as follows:

			Weighted	Weighted
			Average	Average
		Exercise Price	Exercise	Remaining
	Warrants	per Share	Price	Life (Years)
Outstanding at January 1, 2014	53,134	28.00-112.64	$86.69	2.78
Issued	1,091,844		12.80
Exercised	(13,457)		13.12
Expired	(2,833)		13.12

Outstanding at December 31, 2015	1,128,688	11.84-112.64	$16.02	2.16
Issued	7,031,929		4.80
Exercised	(499,633)		2.75
Expired	(444,964)		5.68

Outstanding at December 31, 2016	7,216,020	1.61-112.64	$5.20	5.59